Investments (Tables)	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Fixed Maturity and Equity Securities Available-for-Sale
The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, ABS and commercial mortgage-backed securities (“CMBS”).

	December 31, 2013					December 31, 2012
	Cost or Amortized Cost	Gross Unrealized			Estimated Fair Value	Cost or Amortized Cost	Gross Unrealized			Estimated Fair Value
		Gains	Temporary Losses	OTTI Losses			Gains	Temporary Losses	OTTI Losses
					(In millions)
Fixed maturity securities
U.S. corporate	$15,779	$1,130	$207	$—	$16,702	$16,914	$2,063	$82	$—	$18,895
Foreign corporate	8,111	485	79	—	8,517	8,618	853	26	—	9,445
U.S. Treasury and agency	8,188	334	228	—	8,294	7,678	1,186	—	—	8,864
RMBS	4,587	201	59	41	4,688	5,492	360	50	64	5,738
State and political subdivision	2,147	139	62	—	2,224	2,002	354	27	—	2,329
ABS	2,081	32	12	—	2,101	2,204	67	18	—	2,253
CMBS	1,546	62	4	—	1,604	2,221	141	6	—	2,356
Foreign government	1,038	103	19	—	1,122	876	214	2	—	1,088
Total fixed maturity securities	$43,477	$2,486	$670	$41	$45,252	$46,005	$5,238	$211	$64	$50,968
Equity securities
Non-redeemable preferred stock	$236	$9	$28	$—	$217	$151	$11	$22	$—	$140
Common stock	161	40	—	—	201	160	18	1	—	177
Total equity securities	$397	$49	$28	$—	$418	$311	$29	$23	$—	$317

Available-for-sale fixed maturity securities by contractual maturity date
The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

	December 31,
	2013		2012
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
	(In millions)
Due in one year or less	$2,934	$2,966	$4,831	$4,875
Due after one year through five years	8,895	9,301	8,646	9,192
Due after five years through ten years	7,433	7,970	7,967	8,960
Due after ten years	16,001	16,622	14,644	17,594
Subtotal	35,263	36,859	36,088	40,621
Structured securities (RMBS, ABS and CMBS)	8,214	8,393	9,917	10,347
Total fixed maturity securities	$43,477	$45,252	$46,005	$50,968

Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

	December 31, 2013				December 31, 2012
	Less than 12 Months		Equal to or Greater than 12 Months		Less than 12 Months		Equal to or Greater than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
	(In millions, except number of securities)
Fixed maturity securities
U.S. corporate	$2,526	$141	$470	$66	$784	$16	$621	$66
Foreign corporate	1,520	70	135	9	494	8	203	18
U.S. Treasury and agency	3,825	228	—	—	200	—	—	—
RMBS	996	35	457	65	62	6	781	108
State and political subdivision	630	44	64	18	44	2	55	25
ABS	680	5	104	7	208	1	266	17
CMBS	143	4	7	—	59	1	101	5
Foreign government	264	19	1	—	116	2	—	—
Total fixed maturity securities	$10,584	$546	$1,238	$165	$1,967	$36	$2,027	$239
Equity securities
Non-redeemable preferred stock	$105	$21	$33	$7	$—	$—	$50	$22
Common stock	3	—	7	—	10	1	7	—
Total equity securities	$108	$21	$40	$7	$10	$1	$57	$22
Total number of securities in an unrealized loss position	1,081		297		327		420

Disclosure of Mortgage Loans Net of Valuation Allowance
Mortgage loans are summarized as follows at:

	December 31,
	2013		2012
	Carrying Value	% of Total	Carrying Value	% of Total
	(In millions)		(In millions)
Mortgage loans:
Commercial	$4,869	63.1%	$5,266	57.5%
Agricultural	1,285	16.6	1,260	13.8
Subtotal (1)	6,154	79.7	6,526	71.3
Valuation allowances	(34)	(0.4)	(35)	(0.4)
Subtotal mortgage loans, net	6,120	79.3	6,491	70.9
Commercial mortgage loans held by CSEs — FVO	1,598	20.7	2,666	29.1
Total mortgage loans, net	$7,718	100.0%	$9,157	100.0%
______________

(1)	Purchases of mortgage loans were $10 million and $27 million for the years ended December 31, 2013 and 2012, respectively.

Disclosure of mortgage loans held-for-investment and valuation allowances by method of evaluation for credit loss
The carrying value prior to valuation allowance (“recorded investment”) in mortgage loans, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, were as follows at:

	December 31,
	2013			2012
	Commercial	Agricultural	Total	Commercial	Agricultural	Total
	(In millions)
Mortgage loans:
Evaluated individually for credit losses	$72	$4	$76	$76	$—	$76
Evaluated collectively for credit losses	4,797	1,281	6,078	5,190	1,260	6,450
Total mortgage loans	4,869	1,285	6,154	5,266	1,260	6,526
Valuation allowances:
Specific credit losses	7	—	7	11	—	11
Non-specifically identified credit losses	23	4	27	21	3	24
Total valuation allowances	30	4	34	32	3	35
Mortgage loans, net of valuation allowance	$4,839	$1,281	$6,120	$5,234	$1,257	$6,491

Allowance for Credit Losses on Financing Receivables
The changes in the valuation allowance, by portfolio segment, were as follows:

	Commercial	Agricultural	Total
	(In millions)
Balance at January 1, 2011	$84	$3	$87
Provision (release)	(26)	—	(26)
Charge-offs, net of recoveries	—	—	—
Balance at December 31, 2011	58	3	61
Provision (release)	(26)	—	(26)
Charge-offs, net of recoveries	—	—	—
Balance at December 31, 2012	32	3	35
Provision (release)	(2)	1	(1)
Charge-offs, net of recoveries	—	—	—
Balance at December 31, 2013	$30	$4	$34

Impaired mortgage loans held-for-investment
Impaired mortgage loans, including those modified in a troubled debt restructuring, by portfolio segment, were as follows at and for the years ended:

	Loans with a Valuation Allowance				Loans without a Valuation Allowance		All Impaired Loans
	Unpaid Principal Balance	Recorded Investment	Valuation Allowances	Carrying Value	Unpaid Principal Balance	Recorded Investment	Unpaid Principal Balance	Carrying Value	Average Recorded Investment	Interest Income
	(In millions)
December 31, 2013:
Commercial	$22	$22	$7	$15	$52	$50	$74	$65	$73	$3
Agricultural (1)	4	4	—	4	—	—	4	4	2	—
Total	$26	$26	$7	$19	$52	$50	$78	$69	$75	$3
December 31, 2012:
Commercial	$76	$76	$11	$65	$—	$—	$76	$65	$67	$2
Agricultural	—	—	—	—	—	—	—	—	—	—
Total	$76	$76	$11	$65	$—	$—	$76	$65	$67	$2

______________

(1)	Valuation allowance on agricultural mortgage loans was less than $1 million for the year ended December 31, 2013.

Investment in leveraged leases
Investment in leveraged leases consisted of the following at:

	December 31,
	2013	2012
	(In millions)
Rental receivables, net	$92	$92
Estimated residual values	14	14
Subtotal	106	106
Unearned income	(35)	(37)
Investment in leveraged leases, net of non-recourse debt	$71	$69

Net income from investment in leveraged leases
The components of income from investment in leveraged leases, excluding net investment gains (losses), were as follows:

	Years Ended December 31,
	2013	2012	2011
	(In millions)
Income from investment in leveraged leases	$2	$5	$8
Less: Income tax expense on leveraged leases	1	2	3
Investment income after income tax from investment in leveraged leases	$1	$3	$5

Components of net unrealized investment gains (losses) included in accumulated other comprehensive income (loss)
The components of net unrealized investment gains (losses), included in AOCI, were as follows:

	Years Ended December 31,
	2013	2012	2011
	(In millions)
Fixed maturity securities	$1,819	$5,019	$3,690
Fixed maturity securities with noncredit OTTI losses in AOCI	(41)	(64)	(125)
Total fixed maturity securities	1,778	4,955	3,565
Equity securities	15	12	(41)
Derivatives	39	243	239
Short-term investments	1	(2)	(2)
Other	(71)	(17)	(5)
Subtotal	1,762	5,191	3,756
Amounts allocated from:
Insurance liability loss recognition	—	(739)	(325)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI	(1)	4	9
DAC and VOBA	(274)	(671)	(509)
Subtotal	(275)	(1,406)	(825)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI	16	22	42
Deferred income tax benefit (expense)	(591)	(1,358)	(1,063)
Net unrealized investment gains (losses)	$912	$2,449	$1,910
The changes in net unrealized investment gains (losses) were as follows:

	Years Ended December 31,
	2013	2012	2011
	(In millions)
Balance at January 1,	$2,449	$1,910	$342
Fixed maturity securities on which noncredit OTTI losses have been recognized	23	61	(39)
Unrealized investment gains (losses) during the year	(3,452)	1,374	3,138
Unrealized investment gains (losses) relating to:
Insurance liability gain (loss) recognition	739	(414)	(292)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI	(5)	(5)	4
DAC and VOBA	397	(162)	(390)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI	(6)	(20)	12
Deferred income tax benefit (expense)	767	(295)	(865)
Balance at December 31,	$912	$2,449	$1,910
Change in net unrealized investment gains (losses)	$(1,537)	$539	$1,568

Other than temporary impairment, losses recongnized in earnings
The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

	Years Ended December 31,
	2013	2012
	(In millions)
Balance at January 1,	$(64)	$(125)
Noncredit OTTI losses and subsequent changes recognized (1)	11	(3)
Securities sold with previous noncredit OTTI loss	21	35
Subsequent changes in estimated fair value	(9)	29
Balance at December 31,	$(41)	$(64)
______________

(1)	Noncredit OTTI losses and subsequent changes recognized, net of DAC, were $7 million and $5 million for the years ended December 31, 2013 and 2012, respectively.

Securities Lending
Elements of the securities lending program are presented below at:

	December 31,
	2013	2012
	(In millions)
Securities on loan: (1)
Amortized cost	$5,931	$6,154
Estimated fair value	$5,984	$7,339
Cash collateral on deposit from counterparties (2)	$6,140	$7,502
Security collateral on deposit from counterparties (3)	$—	$51
Reinvestment portfolio — estimated fair value	$6,145	$7,533
______________

(1)	Included within fixed maturity securities, short-term investments, cash and cash equivalents and equity securities.

(2)	Included within payables for collateral under securities loaned and other transactions.

(3)	Security collateral on deposit from counterparties may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral
Invested assets on deposit and pledged as collateral are presented below at estimated fair value for cash and cash equivalents, short-term investments and fixed maturity securities and at carrying value for mortgage loans at:

	December 31,
	2013	2012
	(In millions)
Invested assets on deposit (regulatory deposits) (1)	$56	$58
Invested assets pledged as collateral (2)	1,901	1,569
Total invested assets on deposit and pledged as collateral	$1,957	$1,627
______________

(1)	See Note 1 for information about invested assets that became restricted under the MetLife Insurance Company of Connecticut plan to withdraw its New York license on January 1, 2014.

(2)	The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).

Purchased credit impaired investments, by invested asset class, held
The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

	December 31,
	2013	2012
	(In millions)
Contractually required payments (including interest)	$238	$172
Cash flows expected to be collected (1)	$183	$88
Fair value of investments acquired	$128	$55
______________

(1)	Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.
The Company’s PCI fixed maturity securities were as follows at:

	December 31,
	2013	2012
	(In millions)
Outstanding principal and interest balance (1)	$648	$560
Carrying value (2)	$498	$459
______________

(1)	Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)	Estimated fair value plus accrued interest.
The following table presents activity for the accretable yield on PCI fixed maturity securities for:

	December 31,
	2013	2012
	(In millions)
Accretable yield, January 1,	$309	$320
Investments purchased	55	33
Accretion recognized in earnings	(24)	(18)
Disposals	(8)	(4)
Reclassification (to) from nonaccretable difference	(24)	(22)
Accretable yield, December 31,	$308	$309

The Components of Net Investment Income
The components of net investment income were as follows:

	Years Ended December 31,
	2013	2012	2011
	(In millions)
Investment income:
Fixed maturity securities	$2,102	$2,143	$2,147
Equity securities	12	9	10
Mortgage loans	344	357	347
Policy loans	55	59	63
Real estate and real estate joint ventures	56	83	24
Other limited partnership interests	266	167	176
Cash, cash equivalents and short-term investments	4	5	5
International joint ventures	(5)	(2)	(5)
Other	—	(2)	4
Subtotal	2,834	2,819	2,771
Less: Investment expenses	114	101	100
Subtotal, net	2,720	2,718	2,671
FVO securities — FVO contractholder-directed unit-linked investments (1)	—	62	71
FVO CSEs — interest income — commercial mortgage loans	132	172	332
Subtotal	132	234	403
Net investment income	$2,852	$2,952	$3,074
______________

(1)
There were no changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income for both the years ended December 31, 2013 and 2012. Changes in estimated fair value subsequent to purchase for securities included in net investment income were ($11) million for the year ended December 31, 2011.

The components of net investment gains (losses)
The components of net investment gains (losses) were as follows:

	Years Ended December 31,
	2013	2012	2011
	(In millions)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized — by sector and industry:
U.S. and foreign corporate securities — by industry:
Transportation	$(3)	$(16)	$—
Finance	(3)	(7)	(9)
Utility	—	(3)	—
Communications	—	(2)	(11)
Industrial	—	(1)	(2)
Total U.S. and foreign corporate securities	(6)	(29)	(22)
RMBS	(14)	(20)	(17)
ABS	—	—	(5)
CMBS	—	—	(3)
OTTI losses on fixed maturity securities recognized in earnings	(20)	(49)	(47)
Fixed maturity securities — net gains (losses) on sales and disposals	58	145	81
Total gains (losses) on fixed maturity securities	38	96	34
Total gains (losses) on equity securities:
Total OTTI losses recognized — by sector:
Non-redeemable preferred stock	(3)	—	(6)
Common stock	(2)	(9)	(2)
OTTI losses on equity securities recognized in earnings	(5)	(9)	(8)
Equity securities — net gains (losses) on sales and disposals	10	5	(13)
Total gains (losses) on equity securities	5	(4)	(21)
Mortgage loans	5	27	26
Real estate and real estate joint ventures	2	(3)	(1)
Other limited partnership interests	(6)	(2)	(5)
Other investment portfolio gains (losses)	8	4	(9)
Subtotal — investment portfolio gains (losses)	52	118	24
FVO CSEs:
Commercial mortgage loans	(56)	7	(84)
Long-term debt — related to commercial mortgage loans	88	27	93
Non-investment portfolio gains (losses)	(2)	—	2
Subtotal FVO CSEs and non-investment portfolio gains (losses)	30	34	11
Total net investment gains (losses)	$82	$152	$35

Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains and losses
Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

	Years Ended December 31,
	2013	2012	2011	2013	2012	2011	2013	2012	2011
	Fixed Maturity Securities			Equity Securities			Total
	(In millions)
Proceeds	$11,051	$6,690	$11,634	$75	$39	$190	$11,126	$6,729	$11,824
Gross investment gains	$189	$186	$182	$19	$9	$9	$208	$195	$191
Gross investment losses	(131)	(41)	(101)	(9)	(4)	(22)	(140)	(45)	(123)
Total OTTI losses:
Credit-related	(17)	(42)	(38)	—	—	—	(17)	(42)	(38)
Other (1)	(3)	(7)	(9)	(5)	(9)	(8)	(8)	(16)	(17)
Total OTTI losses	(20)	(49)	(47)	(5)	(9)	(8)	(25)	(58)	(55)
Net investment gains (losses)	$38	$96	$34	$5	$(4)	$(21)	$43	$92	$13
______________

(1)
Other OTTI losses recognized in earnings include impairments on (i) equity securities, (ii) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and (iii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

Rollforward of the Cumulative Credit Loss Component of OTTI income (loss)
The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

	Years Ended December 31,
	2013	2012
	(In millions)
Balance at January 1,	$59	$55
Additions:
Initial impairments — credit loss OTTI recognized on securities not previously impaired	1	6
Additional impairments — credit loss OTTI recognized on securities previously impaired	12	15
Reductions:
Sales (maturities, pay downs or prepayments) during the period of securities previously impaired as credit loss OTTI	(15)	(17)
Balance at December 31,	$57	$59

Schedule of Invested Assets Transferred To and From Affiliates
The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

	Years Ended December 31,
	2013	2012	2011
	(In millions)
Estimated fair value of invested assets transferred to affiliates	$874	$—	$—
Amortized cost of invested assets transferred to affiliates	$827	$—	$—
Net investment gains (losses) recognized on transfers	$47	$—	$—
Estimated fair value of invested assets transferred from affiliates	$834	$—	$33

Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Variable Interest Entities
The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2013 and 2012. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company’s obligation to the VIEs is limited to the amount of its committed investment.

	December 31,
	2013	2012
	(In millions)
CSEs: (1)
Assets:
Mortgage loans (commercial mortgage loans)	$1,598	$2,666
Accrued investment income	9	13
Total assets	$1,607	$2,679
Liabilities:
Long-term debt	$1,461	$2,559
Other liabilities	7	13
Total liabilities	$1,468	$2,572
______________

(1)
The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company’s exposure was limited to that of its remaining investment in these entities of $120 million and $92 million at estimated fair value at December 31, 2013 and 2012, respectively. The long-term debt bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was $122 million, $163 million and $322 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Variable Interest Entities
The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

	December 31,
	2013		2012
	Carrying Amount	Maximum Exposure to Loss (1)	Carrying Amount	Maximum Exposure to Loss (1)
	(In millions)
Fixed maturity securities AFS:
Structured securities (RMBS, ABS and CMBS) (2)	$8,393	$8,393	$10,347	$10,347
U.S. and foreign corporate	468	468	651	651
Other limited partnership interests	1,651	2,077	1,408	1,930
Real estate joint ventures	41	45	71	74
Other invested assets	9	44	—	—
Total	$10,562	$11,027	$12,477	$13,002
______________

(1)
The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. For its investments in other invested assets, the Company’s return is in the form of income tax credits. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitment. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)	For these variable interests, the Company’s involvement is limited to that of a passive investor.

Commercial mortgage loans portfolio segment [Member]
Mortgage Loans on Real Estate [Line Items]
Disclosure of the mortgage loans portfolio segment by the recorded investment, prior to valuation allowances, by credit quality indicator categories
The credit quality of commercial mortgage loans, were as follows at:

	Recorded Investment					Estimated Fair Value	% of Total
	Debt Service Coverage Ratios			Total	% of Total
	> 1.20x	1.00x - 1.20x	< 1.00x
	(In millions)					(In millions)
December 31, 2013:
Loan-to-value ratios:
Less than 65%	$3,754	$125	$107	$3,986	81.9%	$4,224	82.8%
65% to 75%	700	—	27	727	14.9	736	14.4
76% to 80%	80	13	—	93	1.9	93	1.8
Greater than 80%	37	26	—	63	1.3	53	1.0
Total	$4,571	$164	$134	$4,869	100.0%	$5,106	100.0%
December 31, 2012:
Loan-to-value ratios:
Less than 65%	$3,888	$106	$89	$4,083	77.5%	$4,459	78.5%
65% to 75%	626	32	27	685	13.0	711	12.5
76% to 80%	343	8	57	408	7.8	428	7.6
Greater than 80%	39	28	23	90	1.7	81	1.4
Total	$4,896	$174	$196	$5,266	100.0%	$5,679	100.0%

Agricultural [Member]
Mortgage Loans on Real Estate [Line Items]
Disclosure of the mortgage loans portfolio segment by the recorded investment, prior to valuation allowances, by credit quality indicator categories
The credit quality of agricultural mortgage loans, were as follows at:

	December 31,
	2013		2012
	Recorded Investment	% of Total	Recorded Investment	% of Total
	(In millions)		(In millions)
Loan-to-value ratios:
Less than 65%	$1,215	94.6%	$1,184	94.0%
65% to 75%	70	5.4	76	6.0
Total	$1,285	100.0%	$1,260	100.0%